U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2
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     1.   Name and address of issuer:

          The Govett Funds, Inc.
          250 Montgomery Street
          San Francisco, CA  94104
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     2.   Name of each series or class of funds for which this notice  is filed:

          Govett International Equity Fund  Govett Emerging Markets Fund
          Govett Smaller Companies Fund     Govett Pacific Strategy Fund
          Govett Latin America Fund         Govett Global Income Fund
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     3.   Investment Company Act File Number:  811-6229

          Securities Act File Number:  33-37783
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     4.   Last day of fiscal year for which this notice is filed:

          12/31/96
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]
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     6.   Date of termination of issuer's declaration under rule 24f-2
          (a)(1), if applicable (see Instruction A.6):

          None
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     7.   Number  and  amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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     8.   Number  and amount of securities registered during  the  fiscal year other than pursuant to rule 24f-2:

          None
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     9.   Number  and aggregate sale price of securities sold during  the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 27,156,789 and $636,015,680 respectively.
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    10.   Number  and aggregate sale price of securities sold during  the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 27,156,789 and $636,015,680, respectively.
____________________________________________________________________________
     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The  number and aggregate sale price of securities issued  during the fiscal year in connection with dividend reinvestment plans were 2,669,453 and $54,541,323, respectively.
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     12.  Calculation of registration fee:
          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                 $636,015,680

          (ii)   Aggregate   price   of shares issued in connection with
                 dividend  reinvestment plans (from Item 11, if applicable):
                 +54,541,323

          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): -906,955,942

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii) less line (iii), plus line (iv))]
                 (if applicable): $(216,398,939)

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
                 (see Instruction C.6): x 1/33 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:
                 $0.00

Instruction:     Issuers should complete line (ii), (iii), (iv), and (v)
                 only if the form is being filed within 60 days after the
                 close of the issuer's  fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                  [   ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: NO FEE
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                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)* /s/ Alice L. Schulman
                                    _____________________
                                    Alice L. Schulman,
                                    Secretary of the Company
                                    ________________________

Date February 27, 1997
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 *  Please print the name and title of the signing officer below the signature.